Personnel expenses - (Tables)	12 Months Ended
Dec. 31, 2018
Personnel expense
Summary of total personnel expenses

Skr mn	2018	2017	2016
Salaries and remuneration to the Board of Directors and the CEO	-7	-7	-6
Salaries and remuneration to Senior Executives	-21	-20	-18
Salaries and remuneration to other employees	-158	-162	-160
Pensions	-52	-58	-57
Social insurance	-59	-61	-58
Other personnel expenses	-14	-12	-9
Total personnel expenses	-311	-320	-308

Summary of remuneration and other benefits to Board of Directors and Senior Executives

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2018	committee	Fixed	Other
Skr thousand	fee	remuneration(1)	benefits(2)	Pension fee(3)	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-612	—	—	—	-612
Other members of the Board of Directors:
Cecilia Ardström(4)	-287	—	—	—	-287
Anna Brandt	—	—	—	—	—
Reinhold Geijer(4)	-269	—	—	—	-269
Hans Larsson(4)	-250	—	—	—	-250
Eva Nilsagård, from April 24, 2018	-182	—	—	—	-182
Susanne Lithander, resigned April 24, 2018	-74	—	—	—	-74
Lotta Mellström resigned April 24, 2018(5)	—	—	—	—	—
Ulla Nilsson	-287	—	—	—	-287
Hélène Westholm, from April 24, 2018	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,743	-88	-1,418	-6,249
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,339	-85	-1,307	-4,731
Karl Johan Bernerfalk, General Counsel	—	-1,414	-33	-505	-1,952
Andreas Ericson, Head of Mid Corporates, from October 15, 2018	—	-410	-6	-146	-562
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,930	-25	-483	-3,438
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,326	-16	-493	-2,835
Jens Hedar, Head of Large Corporates, from October 15, 2018	—	-461	-5	-157	-623
Johan Henningsson, Head of Sustainability	—	-1,261	-27	-466	-1,754
Petra Könberg, Head of Marketing & Business Development	—	-1,143	-28	-384	-1,555
Jane Lundgren Ericsson, Head of Lending, resigned October 12, 2018	—	-1,943	-75	-610	-2,628
Ingela Nachtweij, Acting Chief Information Officer (CIO), resigned January 31, 2018	—	-128	-2	-36	-166
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,471	-106	-556	-2,133
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,255	-108	-733	-3,096
Madeleine Widaeus, IT-Chief, from February 1, 2018	—	-1,360	-11	-405	-1,776
Total	-1,961	-25,184	-615	-7,699	-35,459
(1)	Predetermined salary or other compensation such as holiday pay and allowances.
(2)	Other benefits consist of, for example, car allowances and subsistence benefits.
(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
(4)	Remuneration was invoiced from their private companies in accordance with the state guidelines up to the Annual General Meeting on April 24, 2018.
(5)	Remuneration is not paid from the Company to the representatives on the Board of Directors, who are employed by the owner, the Swedish Government.
(6)	The retirement age of the CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2017	committee	Fixed	Other
Skr thousand	fee	remuneration(1)	benefits(2)	Pension fee(3)	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-745	—	—	—	-745
Other members of the Board of Directors:
Cecilia Ardström(4)	-344	—	—	—	-344
Jan Belfrage, resigned March 22, 2017	-72	—	—	—	-72
Anna Brandt, from November 21, 2017	—	—	—	—	—
Reinhold Geijer, from March 22, 2017 (4)	-213	—	—	—	-213
Hans Larsson, from March 22, 2017 (4)	-212	—	—	—	-212
Susanne Lithander	-263	—	—	—	-263
Lotta Mellström(5)	—	—	—	—	—
Ulla Nilsson	-273	—	—	—	-273
Teppo Tauriainen, resigned November 21, 2017(5)	—	—	—	—	—
Magnus Uggla, resigned March 22, 2017(4)	-46	—	—	—	-46
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,638	-97	-1,372	-6,107
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,278	-92	-1,159	-4,529
Karl Johan Bernerfalk, General Counsel	—	-1,372	-18	-447	-1,837
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,908	-19	-465	-3,392
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,252	-11	-485	-2,748
Johan Henningsson, Head of Sustainability	—	-1,191	-30	-435	-1,656
Petra Könberg, Head of Marketing & Business Development, from April 18, 2017	—	-830	-20	-220	-1,070
Jane Lundgren Ericsson, Head of Lending	—	-2,410	-98	-720	-3,228
Ingela Nachtweij, Acting Chief Information Officer (CIO), from January 10, 2017	—	-1,520	-27	-414	-1,961
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,415	-105	-536	-2,056
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,191	-112	-720	-3,023
Edvard Unsgaard, Head of Communication, resigned April 18, 2017	—	-314	-8	-102	-424
Total	-2,168	-24,319	-637	-7,075	-34,199
(1)	Predetermined salary or other compensation such as holiday pay and allowances.
(2)	Other benefits consist of, for example, car allowances and subsistence benefits.
(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
(4)	Remuneration is invoiced from their private companies in accordance with the state guidelines.
(5)	Remuneration is not paid from the Company to the representatives on the Board of Directors, who are employed by the owner, the Swedish Government.
(6)	The retirement age of the CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2016	committee	Fixed	Other
Skr thousand	fee	remuneration(1)	benefits(2)	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-669	—	—	—	-669
Other members of the Board of Directors:
Cecilia Ardström	-216	—	—	—	-216
Jan Belfrage	-225	—	—	—	-225
Susanne Lithander	-240	—	—	—	-240
Lotta Mellström(5)	—	—	—	—	—
Ulla Nilsson	-244	—	—	—	-244
Jan Roxendal, resigned April 26, 2016(4)	-109	—	—	—	-109
Teppo Tauriainen(5)	—	—	—	—	—
Magnus Uggla, from April 26, 2016(4)	-186	—	—	—	-186
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,487	-86	-1,332	-5,905
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,207	-86	-1,112	-4,405
Karl Johan Bernerfalk, General Counsel	—	-1,281	-11	-405	-1,697
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,769	-12	-467	-3,248
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,253	-12	-460	-2,725
Johan Henningsson, Head of Sustainability	—	-1,124	-12	-379	-1,515
Jane Lundgren Ericsson, Head of Lending	—	-2,355	-81	-616	-3,052
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,360	-91	-487	-1,938
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,164	-41	-676	-2,881
Edvard Unsgaard, Head of Communication	—	-995	-11	-333	-1,339
Total	-1,889	-21,995	-443	-6,267	-30,594
(1)	Predetermined salary or other compensation such as holiday pay and allowances.
(2)	Other benefits consist of, for example, car allowances and subsistence benefits.
(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
(4)	Remuneration is invoiced from their private companies in accordance with the state guidelines.
(5)	Remuneration is not paid from the Company to the representatives on the Board of Directors, who are employed by the owner, the Swedish Government.
(6)	The retirement age of the CEO, Catrin Fransson is 65 years and the pension fee is 30 percent of her fixed salary.

Summary of information about pension plans

The total pension cost for defined benefit and defined contribution obligations are shown below

Skr mn	2018	2017	2016
Service cost	-4	-5	-4
Regulation of pension obligations	5
Interest cost, net	-1	-1	0
Pension cost for defined benefit pensions, incl. payroll tax	0	-6	-4
Pension cost for defined contribution pension cost incl. payroll tax	-52	-52	-53
Pension cost recognized in personnel costs	-52	-58	-57

Actuarial gains and (losses) on defined benefit obligation during period	-48	-7	-35
Return above expected return, gains and (losses) on plan assets	0	3	5
Change in the effect of the asset ceiling excluding interest	—	—	4
Revaluation of defined benefit plans	-48	-4	-26

The following table specifies the net value of defined benefit pension obligations

Skr mn	2018	2017	2016
Defined benefit obligations	253	263	254
Plan assets	-173	-223	-216
Restriction to net defined benefit asset due to the asset ceiling	0	0	0
Provision for pensions, net obligation (see Note 21)	80	40	38

Summary of development of defined benefit obligations and assets

The following table shows the development of defined benefit obligations

Skr mn	2018	2017	2016
Defined benefit obligation, opening balance	263	254	215
Service cost	4	5	4
Interest cost	6	7	8
Pension Payments incl. special payroll tax	-9	-10	-9
Other	-59	—	—
Actuarial (gains) and losses, effect due to changed demographic assumptions	—	—	—
Actuarial (gains) and losses, effect due to changed financial assumptions	46	9	38
Actuarial (gains) and losses, effect due to experience based outcome	2	-2	-2
Defined benefit obligation, closing balance	253	263	254

The following table shows the development of plan assets related to defined benefit obligation

Skr mn	2018	2017	2016
Fair value of plan assets, opening balance	223	216	202
Expected return on plan assets	5	6	7
Contributions by the employer(1)	7	7	8
Benefits paid(2)	-8	-8	-7
Other(3)	-54	—	—
Return on plan assets excluding interest income	0	2	6
Fair value of plan assets, closing balance	173	223	216
(1)	Expected contribution from the employer in the following year is Skr 6 million (2017: Skr 7 million; 2016: Skr 8 million) excluding payroll tax.
(2)	Expected compensation paid in the following year is Skr 8 million (2017: Skr 9 million ; 2016: Skr 9 million).
(3)	Regulation of pension obligations related to Venantius AB and its subsidiaries, which were liquidated in 2018.

Summary of plan assets

The following table shows the distribution of plan assets related to defined benefit obligation

Skr mn	2018	2017	2016
Domestic equity investments	3	4	4
Foreign equity investments	12	16	4
Domestic government bonds	43	63	69
Domestic corporate bonds	26	40	69
Mortgage bonds	49	76	52
Other Investments	19	—	—
Properties	21	24	18
Total	173	223	216

Summary of principal actuarial assumptions used end of year

%	2018	2017	2016
Discount rate	2.1	2.5	2.7
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	2.0	1.6	1.6
Expected lifetime	DUS14	DUS14	DUS14
Expected turnover	5.0	5.0	5.0

Summary of sensitivity analysis of essential assumptions

	Negative outcome			Positive outcome
Discount rate	-1%		1.1%	+1%		3.1%
Defined benefit obligation			324			202
Service cost			8			4
Interest cost			4			6

Expected lifetime	+1	year		-1	year
Defined benefit obligation			266			242
Service cost			6			5
Interest cost			6			5

Summary of net reconciliation of pension liabilities

Skr mn	2018	2017	2016
Pension liabilities, opening balance	40	38	17
Net periodic pension cost	0	6	4
Contributions by the employer	-7	-7	-8
Net pension payments	-1	-1	-1
Revaluations recognized in other comprehensive income	48	4	26
Pension liabilities, closing balance	80	40	38

Summary of information about employees

Average number of employees	2018	2017	2016
Women	117	121	122
Men	126	131	138
Total average number of employees	243	252	260

Number of employees at year-end	2018	2017	2016
Women	118	122	122
Men	120	128	134
Total number of employees(1)	238	250	256
of which full-time employees	230	243	250
Allocation of women/men	49/51	48/52	47/53
of which part-time employees	8	7	6
Allocation of women/men	75/25	86/14	83/17
of which permanent employees	236	246	251
Allocation of women/men	50/50	49/51	48/52
of which temporary employees	2	4	5
Allocation of women/men	50/50	50/50	20/80
of which managers	29	31	33
of which non-management	209	219	223
(1)	In addition to its employees, SEK had 32 consultants (FTEs) engaged at year-end 2018.

Employees by age distribution	2018	2017	2016
Total number of employees	238	250	256
of which under the age of 30 years	13	16	16
of which between 30 and 50 years	127	142	153
of which over 50 years	98	92	87

Employee turnover	2018	2017	2016
Number of employees who left employment	32	31	26
of which women	12	12	9
of which men	20	19	17
of which under the age of 30 years	3	4	2
of which between 30 and 50 years	20	20	17
of which over 50 years	9	7	7

Health, %	2018	2017	2016
Absence due to sickness	3.1	3.3	4.0
Percentage of employees that use SEK’s fitness allowance	91	92	84

Equality and diversity	2018	2017	2016
Allocation of women/men on the Board of Directors	62/38	60/40	50/50
Allocation of women/men in SEK’s executive management	50/50	64/36	50/50
Allocation of women/men in management positions	41/59	42/58	36/64
Allocation of women/men at SEK in total	51/49	49/51	48/52
Allocation of employees with foreign/Swedish background(1)	33/67	33/67	30/70
(1)

Foreign background is defined as “I was raised in a country other than Sweden (wholly or in part)”, “I was born in another country but raised in Sweden” and “I myself was born and raised in Sweden but have a parent/parents born and raised in another country”. The survey is conducted at least once every three years.

Employee development	2018	2017	2016
Percentage of employees who had a performance review (percent)	96	95	98
Average number of training days per employee (all employees are white-collar workers)	3	2	3